Accrued Liabilities and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

9	Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accrued payroll and welfare payables	55,507	59,511	9,120
Other taxes and surcharge	16,368	19,360	2,967
Service fees	5,934	5,481	840
Acquisition of property and equipment	4,351	3,858	591
Government grant	2,326	4,564	699
Rental and property management fee	2,115	3,278	502
Payables for sales of employees’ shares	—	10,308	1,581
Others	9,676	2,776	425

Total accrued liabilities and other current liabilities	96,277	109,136	16,725